Related Party Transactions - Schedule of Significant Related Party Transactions (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Schedule of Other Related Party Transactions [Line Items]
Revenues		$ 230,604	$ 200,583	$ 140,206
Advertising [Member]
Schedule of Other Related Party Transactions [Line Items]
Technology service revenue related party		27,781	22,484	16,874
Zhuhai Qianyou [Member]
Schedule of Other Related Party Transactions [Line Items]
Game sharing costs paid and payable to Zhuhai Qianyou		9	84	154
Millet Technology Co., Ltd. [Member]
Schedule of Other Related Party Transactions [Line Items]
Revenues		0	0	316
Millet Communication Technology Co., Ltd. [Member]
Schedule of Other Related Party Transactions [Line Items]
Revenues		0	1,701	2,483
Marketing Expense		0	0	20
Beijing Xiaomi [Member] | Technology Service [Member]
Schedule of Other Related Party Transactions [Line Items]
Technology service revenue related party		0	1	1,010
Xiaomi Technology [Member]
Schedule of Other Related Party Transactions [Line Items]
Service Fees	[1]	38	0	0
Beijing Xiaomi Mobile Software Co., Ltd. [Member]
Schedule of Other Related Party Transactions [Line Items]
Revenues	[2]	4,254	2,245	0
Beijing Xiaomi Mobile Software Co., Ltd. [Member] | Technology Service [Member]
Schedule of Other Related Party Transactions [Line Items]
Technology service revenue related party	[3]	0	5,803	0
Guangzhou Millet [Member] | Technology Service [Member]
Schedule of Other Related Party Transactions [Line Items]
Technology service revenue related party	[3]	3,932	0	0
Guangzhou Millet [Member] | Advertising [Member]
Schedule of Other Related Party Transactions [Line Items]
Technology service revenue related party		0	125	0
Shenzhen Xunyi [Member]
Schedule of Other Related Party Transactions [Line Items]
Revenues	[4]	160	0	0
Shenzhen Xunyi [Member] | Advertising [Member]
Schedule of Other Related Party Transactions [Line Items]
Technology service revenue related party	[4]	493	0	0
Aiden & Jasmine Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Accrued to related party	[5]	54	54	54
Vantage Point Global Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Accrued to related party	[5]	$ 146	$ 146	$ 146

[1]	Onething Cloud devices were available for sale on online platform operated by Xiaomi Technology since August 2018. Xiaomi Technology was entitled to receive forum service fees based on a certain percentage of sales on the platform.
[2]	From 2017, Onething entered into a contract with Beijing Xiaomi Mobile Software for the provision of bandwidth to Beijing Xiaomi Mobile Software at a price benchmarking against market price, based on actual usage.
[3]	The Group is entitled to receive a mutually agreed sharing of net advertising revenue covering a period from mid-June 2017 to mid-June 2019, as compensation for technology solution services provided to Beijing Xiaomi Mobile Software and Guangzhou Millet.
[4]	From 2018, a sales contract was entered into with Shenzhen Xunyi for provision of bandwidth and advertising services at a price benchmarking against market price, based on actual usage.
[5]	In 2014, the Group repurchased 3,860,733 common shares from Aiden & Jasmine Limited for USD 10,879,000 and 10,334,679 common shares from Vantage Point Global Limited for USD29,121,000. According to the repurchase contract, the Company was entitled to an amount (the “Withheld Price”) to withhold any taxes with respect to this repurchase as required under the applicable laws. If the Sellers (Aiden & Jasmine Limited and Vantage Point Global Limited) have not been specifically required by the applicable governmental or regulatory authority to pay any taxes as required under the applicable laws in connection with the repurchase, after the fifth anniversary of the Closing Date, the Company will pay to the Sellers the Withheld Price with a simple interest thereon at the rate of five percent (5%) per annum (the “repayment price”) from the Closing Date. Therefore, the Withheld Price for Aiden & Jasmine Limited and Vantage Point Global Limited was USD 1,125,000 (including interest of USD 37,000) and USD 3,012,000 (including interest of USD 100,000) respectively. The interest accrued in 2018 was USD 54,000 and 146,000 for Aiden & Jasmine Limited and Vantage Point Global Limited respectively.